                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-07

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street Suite 1808
         New Orleans, LA 70130

13F File Number: 28- 774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:



/s/ George V. Young                    New Orleans, LA                   l-25-08
-------------------                    ---------------                   -------
     [Signature]                       [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-____________   __________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:         106
Form 13F Information Table Value Total:     $980,721
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   13F File Number   Name

___   28-____________   _______________________________

[Repeat as necessary.]

                          St. Denis J. Villere Co., LLC
                                       13F
                                December 31, 2007

          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       Column 8
                                                          VALUE    SHRS OR                  INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED  NONE
       --------------        -------------- ----------- --------- --------- ------ -------- ---------- -------- ---- --------- -----
LUMINEX CORP DEL             COM            55027E 10 2    75,830 4,669,305 Sh              OTHER                    4,669,305
GULF ISLAND FABRICATION INC  COM            402307 10 2    58,089 1,831,878 Sh              OTHER                    1,831,878
NOBLE INTL LTD               COM            655053 10 6    52,336 3,208,811 Sh              OTHER                    3,208,811
3-D SYS CORP DEL             COM NEW        88554D 20 5    51,138 3,312,049 Sh              OTHER                    3,312,049
AAR CORP                     COM            000361 10 5    50,331 1,323,450 Sh              OTHER                    1,323,450
AMERICAN VANGUARD CORP       COM            030371 10 8    48,868 2,816,616 Sh              OTHER                    2,816,616
PHI INC                      COM NON VTG    69336T 20 5    45,854 1,478,199 Sh              OTHER                    1,478,199
EPIQ SYS INC                 COM            26882D 10 9    42,827 2,459,908 Sh              OTHER                    2,459,908
O REILLY AUTOMOTIVE INC      COM            686091 10 9    40,523 1,249,542 Sh              OTHER                    1,249,542
INPUT/OUTPUT INC             COM            462044 10 8    38,613 2,446,628 Sh              OTHER                    2,446,928
QUEST DIAGNOSTICS INC        COM            74834L 10 0    37,376   706,550 Sh              OTHER                      706,550
DELTA PETE CORP              COM NEW        247907 20 7    34,470 1,828,650 Sh              OTHER                    1,828,650
FIRST ST BANCORPORATION      COM            336453 10 5    30,339 2,182,641 Sh              OTHER                    2,182,641
JACK HENRY & ASSOC INC       COM            426281 10 1    22,596   928,350 Sh              OTHER                      928,350
POOL CORPORATION             COM            73278L 10 5    21,895 1,104,124 Sh              OTHER                    1,104,124
WELLS FARGO & CO NEW         COM            949746 10 1    20,044   663,932 Sh              OTHER                      663,932
CABELAS INC                  COM            126804 30 1    18,419 1,222,225 Sh              OTHER                    1,222,225
COLLECTIVE BRANDS INC        COM            19421W 10 0    18,333 1,054,210 Sh              OTHER                    1,054,210
VARIAN MED SYS INC           COM            92220P 10 5    17,432   334,200 Sh              OTHER                      334,200
STEWART ENTERPRISES INC      CL A           860370 10 5    16,973 1,907,100 Sh              OTHER                    1,907,100
GARMIN LTD                   ORD            G37260 10 9    15,957   164,500 Sh              OTHER                      164,500
INTERNATIONAL SHIPHOLDING CO PFD 6% CONV EX 460321 30 0    12,134   224,700 Sh              OTHER                      224,700
NIC INC                      COM            62914B 10 0    10,562 1,251,400 Sh              OTHER                    1,251,400
HANCOCK HLDG CO              COM            410120 10 9     9,575   250,655 Sh              OTHER                      250,655
BALDOR ELEC CO               COM            057741 10 0     9,552   283,770 Sh              OTHER                      283,770
QUICKSILVER RESOURCES INC    COM            74837R 10 4     8,770   147,175 Sh              OTHER                      147,175
JP MORGAN CHASE & CO         COM            46625H 10 0     8,401   192,469 Sh              OTHER                      192,469
PHI INC                      COM VTG        69336T 10 6     8,232   260,493 Sh              OTHER                      260,493
CARTER INC                   COM            146229 10 9     7,941   410,400 Sh              OTHER                      410,400
KANSAS CITY SOUTHERN         COM NEW        485170 30 2     7,722   224,935 Sh              OTHER                      224,935
EXXON MOBIL CORP             COM            30231G 10 2     7,611    81,231 Sh              OTHER                       81,231
SOUTHWESTERN ENERGY CO       COM            845467 10 9     7,550   135,500 Sh              OTHER                      135,500
BLOCK H & R INC              COM            093671 10 5     6,310   339,810 Sh              OTHER                      339,810
CHEESECAKE FACTORY INC       COM            163072 10 1     6,148   259,300 Sh              OTHER                      259,300
TITAN INTL INC ILL           COM            88830M 10 2     5,485   175,450 Sh              OTHER                      175,450
TIDEWATER INC                COM            886423 10 2     4,970    90,600 Sh              OTHER                       90,600
MARCUS CORP                  COM            566330 10 6     4,966   321,400 Sh              OTHER                      321,400
MURPHY OIL CORP              COM            626717 10 2     4,581    53,998 Sh              OTHER                       53,998
SCHLUMBERGER LTD             COM            806857 10 8     4,466    45,400 Sh              OTHER                       45,400
US BANCORP DEL               COM NEW        902973 30 4     4,408   138,888 Sh              OTHER                      138,888

                          St. Denis J. Villere Co., LLC
                                       13F
                                December 31, 2007

WESTAR ENERGY INC            COM            95709T 10 0     4,240   163,450 Sh              OTHER                      163,450
DAKTRONICS INC               COM            234264 10 9     4,090   181,200 Sh              OTHER                      181,200
BANK OF AMERICA CORPORATION  COM            060505 10 4     4,082    98,923 Sh              OTHER                       98,923
BANK OF THE OZARKS INC       COM            063904 10 6     3,910   149,250 Sh              OTHER                      149,250
WHITNEY HLDG CORP            COM            966612 10 3     3,644   139,344 Sh              OTHER                      139,344
YRC WORLDWIDE INC            COM            984249 10 2     3,597   210,450 Sh              OTHER                      210,450
DST SYS INC DEL              COM            233326 10 7     3,597    43,568 Sh              OTHER                       43,568
CISCO SYS INC                COM            17275R 10 2     2,988   110,391 Sh              OTHER                      110,391
BROOKE CORP                  COM            112502 10 9     2,709   402,000 Sh              OTHER                      402,000
BIO RAD LABS INC             CL A           090572 20 7     2,611    25,200 Sh              OTHER                       25,200
FLOWERS FOODS INC            COM            343498 10 1     2,540   108,500 Sh              OTHER                      108,500
CERNER CORP                  COM            156782 10 4     2,470    43,800 Sh              OTHER                       43,800
AT&T INC                     COM            00206R 10 2     2,168    52,165 Sh              OTHER                       52,165
VITRAN CORP INC              COM            92850E 10 7     1,994   140,100 Sh              OTHER                      140,100
SCOTTS MIRACLE GRO CO        CL A           810186 10 6     1,790    47,840 Sh              OTHER                       47,840
REGIONS FINANCIAL CORP NEW   COM            7591EP 10 0     1,682    71,138 Sh              OTHER                       71,138
LEGGETT & PLATT INC          COM            524660 10 7     1,553    89,064 Sh              OTHER                       89,064
JOHNSON & JOHNSON            COM            478160 10 4     1,552    23,270 Sh              OTHER                       23,270
TRAVELERS COMPANIES INC      COM            89417E 10 9     1,496    27,800 Sh              OTHER                       27,800
MCDONALDS CORP               COM            580135 10 1     1,449    24,600 Sh              OTHER                       24,600
PFIZER INC                   COM            717081 10 3     1,337    58,810 Sh              OTHER                       58,810
MARSH & MCLENNAN COS INC     COM            571748 10 2     1,308    49,400 Sh              OTHER                       49,400
GENERAL ELECTRIC CO          COM            369604 10 3     1,304    35,171 Sh              OTHER                       35,171
BP PLC                       SPONSORED ADR  055622 10 4     1,227    16,765 Sh              OTHER                       16,765
GOLDMAN SACHS GROUP INC      COM            38141G 10 4     1,226     5,700 Sh              OTHER                        5,700
PROCTER & GAMBLE CO          COM            742718 10 9     1,147    15,620 Sh              OTHER                       15,620
HOME BANCSHARES INC          COM            436893 20 0     1,118    53,300 Sh              OTHER                       53,300
DISNEY WALT CO               COM DISNEY     254687 10 6     1,020    31,600 Sh              OTHER                       31,600
KEYCORP NEW                  COM            493267 10 8     1,001    42,700 Sh              OTHER                       42,700
PARISH NATIONAL CORP         COM            700142 10 2       972    13,500 Sh              OTHER                       13,500
COLGATE PALMOLIVE CO         COM            194162 10 3       939    12,039 Sh              OTHER                       12,039
SCHERING PLOUGH CORP         COM            806605 10 1       924    34,700 Sh              OTHER                       34,700
CHEVRON CORP NEW             COM            166764 10 0       892     9,562 Sh              OTHER                        9,562
GRAINGER W W INC             COM            384802 10 4       875    10,000 Sh              OTHER                       10,000
CONOCOPHILLIPS               COM            20825C 10 4       800     9,063 Sh              OTHER                        9,063
PEPSICO INC                  COM            713448 10 8       789    10,395 Sh              OTHER                       10,395
MERCK & CO INC               COM            589331 10 7       753    12,955 Sh              OTHER                       12,955
INTERNATIONAL SHIPHOLDING CO COM NEW        460321 20 1       682    31,321 Sh              OTHER                       31,321
AFLAC INC                    COM            001055 10 2       643    10,274 Sh              OTHER                       10,274
ALLSTATE CORP                COM            020002 10 1       627    12,000 Sh              OTHER                       12,000
PNC FINL SVCS GROUP INC      COM            693475 10 5       624     9,500 Sh              OTHER                        9,500
SOUTHWEST BANCORP INC OKLA   COM            844767 10 3       559    30,500 Sh              OTHER                       30,500
KIMBERLY CLARK CORP          COM            494368 10 3       541     7,800 Sh              OTHER                        7,800
MORGAN STANLEY               COM NEW        617446 44 8       535    10,082 Sh              OTHER                       10,082
CITIGROUP INC                COM            172967 10 1       515    17,498 Sh              OTHER                       17,498
INTERNATIONAL BUSINESS MACHS COM            459200 10 1       471     4,354 Sh              OTHER                        4,354

                          St. Denis J. Villere Co., LLC
                                       13F
                                December 31, 2007

BRISTOL MYERS SQUIBB CO      COM            110122 10 8       448    16,890 Sh              OTHER                       16,890
DELTIC TIMBER CORP           COM            247850 10 0       418     8,122 Sh              OTHER                        8,122
WAL MART STORES INC          COM            931142 10 3       409     8,600 Sh              OTHER                        8,600
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6       394     4,676 Sh              OTHER                        4,676
BAXTER INTL INC              COM            071813 10 9       348     6,000 Sh              OTHER                        6,000
3M CO                        COM            88579Y 10 1       337     4,000 Sh              OTHER                        4,000
ANADARKO PETE CORP           COM            032511 10 7       329     5,008 Sh              OTHER                        5,008
ANGLO AMERN PLC              ADR NEW        03485P 20 1       304    10,000 Sh              OTHER                       10,000
AMERICAN INTL GROUP          COM            026874 10 7       297     5,100 Sh              OTHER                        5,100
PPG INDS INC                 COM            693506 10 7       296     4,216 Sh              OTHER                        4,216
MICROSOFT CORP               COM            594918 10 4       288     8,080 Sh              OTHER                        8,080
CAPITAL ONE FINL CORP        COM            14040H 10 5       265     5,609 Sh              OTHER                        5,609
VERIZON COMMUNICATIONS       COM            92343V 10 4       264     6,038 Sh              OTHER                        6,038
ABBOTT LABS                  COM            002824 10 0       258     4,600 Sh              OTHER                        4,600
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550 10 6       256     4,750 Sh              OTHER                        4,750
HOME DEPOT INC               COM            437076 10 2       253     9,400 Sh              OTHER                        9,400
EMERSON ELEC CO              COM            291011 10 4       249     4,400 Sh              OTHER                        4,400
SHORE BANCSHARES INC         COM            825107 10 5       235    10,687 Sh              OTHER                       10,687
MEDTRONIC INC                COM            585055 10 6       228     4,527 Sh              OTHER                        4,527
LOEWS CORP                   COM            540424 10 8       227     4,500 Sh              OTHER                        4,500
                                                          980,721